Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,124,956	$ 687,367
Allowance for credit loss	(165,269)	(71,529)
Accounts receivable, net	$ 1,959,687	$ 615,838